SUPPLEMENTAL FINANCIAL INFORMATION (Details - Accounts payable) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Accounts payable, current	$ 179,123	$ 760,535
Accounts Payable [Member]
Accounts payable, current	177,610	758,821
Credit Cards Payable [Member]
Accounts payable, current	$ 1,513	$ 1,714